Organization and Principal Activities - Schedule of Significant VIEs and Counterparts (Details)	12 Months Ended
Dec. 31, 2020
CFO Fuhua
Variable Interest Entity [Line Items]
Contractual arrangement date	May 27, 2004
Counterpart	CFO Beijing
CFO Newrand
Variable Interest Entity [Line Items]
Contractual arrangement date	July 11, 2018
Counterpart	CFO Software
Stockstar Wealth Management
Variable Interest Entity [Line Items]
Contractual arrangement date	April 12, 2011
Counterpart	CFO Zhengtong
CFO Shenzhen Ganlanren
Variable Interest Entity [Line Items]
Contractual arrangement date	April 20, 2017
Counterpart	CFO Software
Beijing CFO Premium Technology
Variable Interest Entity [Line Items]
Contractual arrangement date	June 2, 2009
Counterpart	CFO Software